Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net (loss) income	$ (55,927)	$ 99,804	$ 233,482
Adjustments for:
Amortization	410,264	148,823	134,149
Depreciation	369,564	323,729	331,531
Amortization of upfront payments to customers	107,812	126,253	121,389
Loss on extinguishment of debt	73,806	88,628
Debt issuance cost amortization	40,366	48,604	12,180
Stock-based payment expense	36,067	13,823	11,301
Impairment loss	12,497	2,597	13,604
Other, net	45,015	38,398	6,205
Cash flows before changes in operating assets and liabilities	1,039,464	890,659	863,841
Changes in operating assets and liabilities, net of acquisition:
Trade and other receivables	83,218	171,258	(164,135)
Inventories	72	3,620	19,084
Accounts payable	(53,762)	(20,184)	(43,098)
Other assets and liabilities	(282,995)	20,557	57,867
Net cash flows provided by operating activities	785,997	1,065,910	733,559
Investing activities
Acquisition of IGT, net of cash acquired	(3,241,415)
Capital expenditures	(402,634)	(335,220)	(476,705)
Proceeds from jackpot annuity investments	36,215
Purchases of jackpot annuity investments	(6,799)
Proceeds from sale of assets	230,587	1,390	2,422
Other	22,523	13,705	11,953
Net cash flows used in investing activities	(3,361,523)	(320,125)	(462,330)
Financing activities
Proceeds from issuance of long-term debt	6,521,991	897,115
Proceeds from interest rate swaps	67,773	15,294
Proceeds from stock options	10,672	4,641	20,859
Capital increase - non-controlling interest	9,049	7,789	95,191
Treasury stock purchases		(53,160)
Acquisition of non-controlling interest		(99,726)
Payments for accelerated stock awards	(14,867)
Net (payments of) receipts from financial liabilities	(21,539)	58,911
Payments in connection with note consents	(29,022)	(6,773)
Dividends paid - non-controlling interest	(29,156)	(45,561)	(44,323)
Return of capital - non-controlling interest	(30,568)	(74,441)	(52,200)
Payments on bridge facility	(51,409)	(63,999)
Payments in connection with the early extinguishment of debt	(79,526)	(88,628)
Debt issuance costs paid	(84,859)	(23,542)	(5,787)
Dividends paid	(209,589)	(177,608)	(163,774)
Payments to withdrawing shareholders	(407,759)
Principal payments on long-term debt	(2,714,867)	(1,295,575)	(140,558)
Other	(16,158)	(13,671)	(20,612)
Net cash flows provided by (used in) financing activities	2,920,166	(958,934)	(311,204)
Net increase (decrease) in cash and cash equivalents	344,640	(213,149)	(39,975)
Effect of exchange rate changes on cash	(34,262)	(47,753)	16,652
Cash and cash equivalents at the beginning of the period	317,106	578,008	601,331
Cash and cash equivalents at the end of the period	$ 627,484	$ 317,106	$ 578,008